UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-23299
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OFS Credit Company, Inc.
(Exact name of registrant as specified in charter)
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10 South Wacker Drive, Suite 2500
Chicago, IL 60606
(Address of principal executive offices)
Bilal Rashid
Chief Executive Officer
OFS Credit Company, Inc.
10 South Wacker Drive, Suite 2500
Chicago, IL 60606
(Name and address of agent for service)
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Registrant’s telephone number, including area code: (847) 734-2000
Date of fiscal year end: October 31
Date of reporting period: July 1, 2019 - June 30, 2020

Item 1. Proxy Voting Record.

Issuer Name: MidOcean Credit CLO VII Ltd.
Meeting Date: February 19, 2020 (Record Date)
Meeting Type: Written Consent
Ticker: N/A
CUSIP: 59802YAG6
Proposal No.	Proposal	Proposed By	OFS Credit Company, Inc. ("OCCI") Recommendation	Vote Cast	Sponsor
1	OCCI elected in favor of a refinancing of this deal via an Optional Redemption pursuant to the deal indenture.	Manager	For	Consented	Manager

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFS CREDIT COMPANY, INC.

By:	/s/ Bilal Rashid
Bilal Rashid
Chief Executive Officer
Date: August 21, 2020